Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  The most significant estimates are related to the determination of fair values of assets acquired and liabilities assumed in business combinations, recoverability of goodwill and intangible assets, estimated fair value of contingent consideration related to acquisitions, recoverability of deferred income tax assets, quantification of uncertain tax positions and the collectability of accounts receivable. Actual results could be materially different from these estimates.

Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and those variable interest entities where the Company is the primary beneficiary.  Where the Company does not have a controlling interest but has the ability to exert significant influence, the equity method is used.  Inter-company transactions and accounts are eliminated on consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash equivalents consist of short-term interest-bearing securities, which are readily convertible into cash and have original maturities at the date of purchase of three months or less.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash consists of cash over which the Company has legal ownership but is restricted as to its availability or intended use, including funds held on behalf of clients and franchisees

Inventory, Policy [Policy Text Block]
Inventories

Inventories are carried at the lower of cost and market.  Cost is determined using the weighted average method.  Work-in-progress inventory relates to real estate project management and appraisal projects in process and are accounted for using the percentage of completion method.

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed assets

Fixed assets are carried at cost less accumulated depreciation.  The costs of additions and improvements are capitalized, while maintenance and repairs are expensed as incurred.  Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset group may not be recoverable.  An impairment loss is recorded to the extent the carrying amount exceeds the estimated fair value of an asset group.  Fixed assets are depreciated over their estimated useful lives as follows:

Buildings	20 to 40 years straight-line
Vehicles	3 to 5 years straight-line
Furniture and equipment	3 to 10 years straight-line
Computer equipment and software	3 to 5 years straight-line
Leasehold improvements	term of the lease to a maximum of 10 years

Investment, Policy [Policy Text Block]
Investments in securities

The Company classifies investments in securities under the caption “other assets”.  Investments in equity securities are accounted for using the equity method or cost method.  The equity method is utilized where the Company has the ability to exercise significant influence on the investee.  Realized gains or losses and equity earnings or losses are recorded in other (income) expense.  Equity securities, including marketable equity securities as well as those accounted for under the equity method and cost method, are regularly reviewed for impairment based on both quantitative and qualitative criteria that include the extent to which cost exceeds fair value and the duration of the market decline, the Company’s intent and ability to hold until forecasted recovery, and the financial health and near term prospects for the issuer.  Other-than-temporary impairment losses on equity securities are recorded in earnings.

Derivatives, Policy [Policy Text Block]
Financial instruments and derivatives

Derivative financial instruments are recorded on the consolidated balance sheets as other assets or other liabilities and carried at fair value.  From time to time, the Company may use interest rate swaps to hedge a portion of its interest rate exposure on long term debt.  Hedge accounting has been applied and the swaps are carried at fair value on the consolidated balance sheets, with gains or losses recognized in interest expense.  The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged interest rate risk; the associated gain or loss is recognized currently in earnings.  If swaps are terminated and the underlying item is not, the resulting gain or loss is deferred and recognized over the remaining life of the underlying item using the effective interest method.

Fair Value Measurement, Policy [Policy Text Block]
Fair value

The Company uses the fair value measurements framework for financial assets and liabilities and for non-financial assets and liabilities that are recognized or disclosed at fair value on a non-recurring basis.  The framework defines fair value, gives guidance for measurement and disclosure, and establishes a three-level hierarchy for observable and unobservable inputs used to measure fair value.  An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.  The three levels are as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities

Level 3 – Unobservable inputs for which there is little or no market data, which requires the Company to develop its own assumptions

Deferred Charges, Policy [Policy Text Block]	Financing fees Financing fees related to the revolving credit facility and Senior Notes are deferred and amortized to interest expense using the effective interest method.
Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not subject to amortization.

Intangible assets are recorded at fair value on the date they are acquired.  Indefinite life intangible assets are not subject to amortization.  Where lives are finite, they are amortized over their estimated useful lives as follows:

Customer lists and relationships	straight-line over 4 to 20 years
Franchise rights	by pattern of use, currently estimated at 2.5% to 15% per year
Trademarks and trade names	straight-line over 5 to 35 years
Management contracts and other	straight-line over life of contract ranging from 2 to 15 years
Brokerage backlog	as underlying brokerage transactions are completed

The Company reviews the carrying value of finite life intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable from the estimated future cash flows expected to result from their use and eventual disposition.  If the sum of the undiscounted expected future cash flows is less than the carrying amount of the asset group, an impairment loss is recognized.  Measurement of the impairment loss is based on the excess of the carrying amount of the asset group over the fair value calculated using discounted expected future cash flows.

Goodwill and indefinite life intangible assets are tested for impairment annually, on August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired, in which case the carrying amount of the asset is written down to fair value.

Impairment of goodwill is tested at the reporting unit level.  The Company has seven reporting units determined with reference to business segment, customer type, service delivery model and geography.  Impairment is tested by first assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  Where it is determined to be more likely than not that its fair value is greater than its carrying amount, then no further testing is required.  Where the qualitative analysis is not sufficient to support that the fair value exceeds the carrying amount then a two-step goodwill impairment test is performed.  In the first step, the reporting unit’s carrying amount, including goodwill, is compared to the estimated fair value of the reporting unit.  The fair values of the reporting units are estimated using a discounted cash flow approach. The fair value measurement is classified within Level 3 of the fair value hierarchy. If the carrying amount of the reporting unit exceeds its fair value, then a second step is performed to measure the amount of impairment loss, if any.  Certain assumptions are used to determine the fair value of the reporting units, the most sensitive of which are estimated future cash flows and the discount rate applied to future cash flows. Changes in these assumptions could result in a materially different fair value.

Impairment of indefinite life intangible assets is tested by comparing the carrying amount to the estimated fair value on an individual intangible asset basis.

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]
Redeemable non-controlling interests

Redeemable non-controlling interests (“RNCI”) are recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position.   This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity.  Changes in the RNCI amount are recognized immediately as they occur.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition and unearned revenues

(a) Real estate brokerage operations

Commission revenues from real estate leasing transactions are recognized once performance obligations under the commission arrangement are satisfied.  Terms and conditions of a commission arrangement include execution of the lease agreement and satisfaction of future contingencies such as tenant occupancy.  In most cases, a portion of the commission is earned upon execution of the lease agreement, with the remaining portion contingent on a future event, typically tenant occupancy; revenue recognition for the remaining portion, contingent on occupancy, is deferred until all contingencies are satisfied.

Commission revenues from sales brokerage transactions are recognized at the time the service has been provided and the commission becomes legally due, except when future contingencies exist.  In most cases, close of escrow or transfer of title is a future contingency, and accordingly, revenue recognition is deferred until this contingency is satisfied.

 (b) Franchisor operations

The Company operates several franchise systems within its Property Services segment.  Initial franchise fees are recognized when all material services or conditions related to the sale of the franchise have been performed or satisfied.  Royalty revenues are recognized based on a contracted percentage of franchisee revenues, as reported by the franchisees.  Revenues from administrative and other support services, as applicable, are recognized as the services are provided.

(c) Service operations other than real estate brokerage and franchisor operations

Revenues are recognized at the time the service is rendered.  Certain services including but not limited to real estate project management and appraisal projects in process, are recognized on the percentage of completion method, in the ratio of actual costs to total estimated contract costs.  In cases where anticipated costs to complete a project exceed the revenue to be recognized, a provision for the additional estimated losses is recorded in the period when the loss becomes apparent.  Amounts received from customers in advance of services being provided are recorded as unearned revenues when received.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

For equity classified awards, compensation cost is measured at the grant date based on the estimated fair value of the award.  For liability classified awards, the fair value of the award is measured each period it is outstanding and changes in fair value are recorded as compensation expense.  The related stock option compensation expense is allocated using the graded attribution method.

Notional Value Appreciation Plan [Policy Text Block]
Notional value appreciation plans

Under these plans, subsidiary employees are compensated if the notional value of the subsidiary increases.  Awards under these plans generally have a term of up to ten years and a vesting period of five years.  The increase in notional value is calculated with reference to growth in earnings relative to a fixed threshold amount plus or minus changes in indebtedness relative to a fixed opening amount.  If an award is subject to a vesting condition, then graded attribution is applied to the intrinsic value.  The related compensation expense is recorded in selling, general and administrative expenses and the liability is recorded in accrued liabilities.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

Assets, liabilities and operations of foreign subsidiaries are recorded based on the functional currency of each entity.  For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated at current exchange rates from the local currency to the reporting currency, the US dollar.  The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive earnings.  Realized and unrealized foreign currency gains or losses related to any foreign dollar denominated monetary assets and liabilities are included in net earnings.

Income Tax, Policy [Policy Text Block]
Income tax

Income tax has been provided using the asset and liability method whereby deferred income tax assets and liabilities are recognized for the expected future income tax consequences of events that have been recognized in the consolidated financial statements or income tax returns.  Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to reverse, be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in earnings in the period in which the change occurs.  A valuation allowance is recorded unless it is more likely than not that realization of a deferred income tax asset will occur based on available evidence.

The Company recognizes uncertainty in tax positions taken or expected to be taken in a tax return by recording a liability for unrecognized tax benefits on its balance sheet.  Uncertainties are quantified by applying a prescribed recognition threshold and measurement attribute.

The Company classifies interest and penalties associated with income tax positions in income tax expense.

Business Combinations Policy [Policy Text Block]
Business combinations

All business combinations are accounted for using the purchase method of accounting.  Transaction costs are expensed as incurred.

The fair value of the contingent consideration is classified as a financial liability and is recorded on the balance sheet at the acquisition date and is re-measured at fair value at the end of each period until the end of the contingency period, with fair value adjustments recognized in earnings.  However, if the contingent consideration includes an element of compensation to the vendors (i.e. it is tied to continuing employment or it is not linked to the business valuation), then the portion of contingent consideration related to such element is treated as compensation expense over the expected employment period.